Appendix 4 Additional Information on Financial Debt - Summary of Secured and Unsecured Liabilities by Currency and Maturity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2016
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity				$ 668,056
Non-current, Maturity				2,781,701
One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				512,828
Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				426,840
Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				360,063
Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				223,278
Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity				1,258,692
Undiscounted Cash Flow
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 435,644	$ 653,377		668,056
Non-current, Maturity	3,842,239	3,858,230		2,781,702
Undiscounted Cash Flow | One to three months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	64,838	269,832		118,016
Undiscounted Cash Flow | Three to twelve months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	370,806	383,545		550,040
Undiscounted Cash Flow | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	518,155	550,000		512,828
Undiscounted Cash Flow | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	518,263	533,344		426,840
Undiscounted Cash Flow | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	558,555	326,984		360,064
Undiscounted Cash Flow | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	492,666	499,118		223,278
Undiscounted Cash Flow | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,754,600	$ 1,948,784		1,258,692
Undiscounted Cash Flow | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.30%	5.30%	5.30%
Current, Maturity	$ 25,059	$ 25,380		266,579
Non-current, Maturity	822,222	824,432		1,408
Undiscounted Cash Flow | Chile [Member] | U.S. Dollar [Member] | One to three months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,265	6,345		4,247
Undiscounted Cash Flow | Chile [Member] | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	18,794	19,035		262,332
Undiscounted Cash Flow | Chile [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,059	25,381		55
Undiscounted Cash Flow | Chile [Member] | U.S. Dollar [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,059	25,381		55
Undiscounted Cash Flow | Chile [Member] | U.S. Dollar [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,059	25,381		55
Undiscounted Cash Flow | Chile [Member] | U.S. Dollar [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,059	25,381		55
Undiscounted Cash Flow | Chile [Member] | U.S. Dollar [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 721,986	$ 722,908		1,188
Undiscounted Cash Flow | Chile [Member] | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.75%	5.75%	5.75%
Current, Maturity	$ 8,897	$ 8,397		8,286
Non-current, Maturity	29,709	35,328		41,301
Undiscounted Cash Flow | Chile [Member] | Unidad de Fomento (funds code) | One to three months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	662	769		921
Undiscounted Cash Flow | Chile [Member] | Unidad de Fomento (funds code) | Three to twelve months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	8,235	7,628		7,365
Undiscounted Cash Flow | Chile [Member] | Unidad de Fomento (funds code) | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	8,724	8,211		8,067
Undiscounted Cash Flow | Chile [Member] | Unidad de Fomento (funds code) | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	8,541	8,015		7,835
Undiscounted Cash Flow | Chile [Member] | Unidad de Fomento (funds code) | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	8,347	7,807		7,590
Undiscounted Cash Flow | Chile [Member] | Unidad de Fomento (funds code) | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 4,097	7,588		7,331
Undiscounted Cash Flow | Chile [Member] | Unidad de Fomento (funds code) | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 3,707		10,478
Undiscounted Cash Flow | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.59%	6.59%	6.59%
Current, Maturity	$ 11,907	$ 2,505		23,109
Non-current, Maturity	35,011	46,891		48,658
Undiscounted Cash Flow | Peru [Member] | U.S. Dollar [Member] | One to three months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	10,517	626		880
Undiscounted Cash Flow | Peru [Member] | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,390	1,879		22,229
Undiscounted Cash Flow | Peru [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	9,435	11,899		2,337
Undiscounted Cash Flow | Peru [Member] | U.S. Dollar [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	11,071	9,428		11,776
Undiscounted Cash Flow | Peru [Member] | U.S. Dollar [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	636	11,062		9,347
Undiscounted Cash Flow | Peru [Member] | U.S. Dollar [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	636	637		10,995
Undiscounted Cash Flow | Peru [Member] | U.S. Dollar [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 13,233	$ 13,865		14,203
Undiscounted Cash Flow | Peru [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.30%	6.27%	6.27%
Current, Maturity	$ 24,997	$ 64,103		44,603
Non-current, Maturity	539,295	498,802		427,985
Undiscounted Cash Flow | Peru [Member] | Peruvian sol [Member] | One to three months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,248	17,265		18,348
Undiscounted Cash Flow | Peru [Member] | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	18,749	46,838		26,255
Undiscounted Cash Flow | Peru [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	89,204	22,369		47,409
Undiscounted Cash Flow | Peru [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	60,357	84,318		17,343
Undiscounted Cash Flow | Peru [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	47,647	56,499		78,347
Undiscounted Cash Flow | Peru [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	50,524	44,247		50,931
Undiscounted Cash Flow | Peru [Member] | Peruvian sol [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 291,563	$ 291,369		233,955
Undiscounted Cash Flow | Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.69%	10.16%	10.16%
Current, Maturity	$ 296,648	$ 356,789		173,658
Non-current, Maturity	2,019,175	2,212,944		1,901,099
Undiscounted Cash Flow | Colombia [Member] | Colombian peso [Member] | One to three months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	34,835	233,359		78,434
Undiscounted Cash Flow | Colombia [Member] | Colombian peso [Member] | Three to twelve months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	261,813	123,430		95,224
Undiscounted Cash Flow | Colombia [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	364,584	319,784		290,254
Undiscounted Cash Flow | Colombia [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	210,708	328,725		256,560
Undiscounted Cash Flow | Colombia [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	414,025	226,235		201,451
Undiscounted Cash Flow | Colombia [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	352,720	421,265		153,966
Undiscounted Cash Flow | Colombia [Member] | Colombian peso [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 677,138	$ 916,935		998,868
Undiscounted Cash Flow | Brazil [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.94%	13.50%	13.50%
Current, Maturity	$ 68,136	$ 196,203		151,821
Non-current, Maturity	396,827	239,833		361,251
Undiscounted Cash Flow | Brazil [Member] | Brazilian Reals [Member] | One to three months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,311	11,468		15,186
Undiscounted Cash Flow | Brazil [Member] | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	61,825	184,735		136,635
Undiscounted Cash Flow | Brazil [Member] | Brazilian Reals [Member] | One to two years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	21,149	162,356		164,706
Undiscounted Cash Flow | Brazil [Member] | Brazilian Reals [Member] | Two to three years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	202,527	$ 77,477		133,271
Undiscounted Cash Flow | Brazil [Member] | Brazilian Reals [Member] | Three to four years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	62,841			$ 63,274
Undiscounted Cash Flow | Brazil [Member] | Brazilian Reals [Member] | Four to five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	59,630
Undiscounted Cash Flow | Brazil [Member] | Brazilian Reals [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 50,680